LEASES (Details 3) - USD ($)	Mar. 27, 2021	Jun. 27, 2020
Leases [Abstract]
June 26, 2021	$ 5,504,585	$ 34,049,336
June 25, 2022	22,989,719	34,040,450
June 24, 2023	23,241,907	34,224,191
June 29, 2024	27,249,872	31,289,161
June 28, 2025	21,096,035	30,837,827
December 27, 2026 and Thereafter	102,173,727	134,553,668
Total lease payment	$ 202,255,845	$ 298,994,663